Document and Entity Information	12 Months Ended
Jun. 15, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	VIRTUS INSIGHT TRUST
Central Index Key	0001003859
Amendment Flag	false
Document Creation Date	Jun. 15, 2012
Document Effective Date	Jun. 15, 2012
Prospectus Date	May 01, 2012